Share-based Compensation - Schedule of share based payment award stock options valuation assumptions (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%
Expected term (in years)	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	48.90%	46.50%
Risk-free interest rate	0.30%	2.10%
Fair value of underlying ordinary share (US$)	$ 16.00	$ 6.35
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	52.20%	46.90%
Risk-free interest rate	1.69%	2.60%
Fair value of underlying ordinary share (US$)	$ 42.31	$ 7.29